Investments in associates and joint ventures	12 Months Ended
Dec. 31, 2024
Investments in subsidiaries, joint ventures and associates reported in separate financial statements [abstract]
Investments in associates and joint ventures	Investments in associates and joint ventures
Accounting for associates and joint ventures
The equity accounted associates include the Group's investment in the Business Growth Fund £678m 2023: £648m) which has increased due to a fair value gain in its investments by £30m (2023: £(10)m). The joint ventures held at fair value through profit or loss has decreased to £171m (2023: £516m) majorly due to disposal of holdings.

	2024			2023
	Associates	Joint ventures	Total	Associates	Joint ventures	Total
	£m	£m	£m	£m	£m	£m
Equity accounted	692	199	891	670	209	879
Held at fair value through profit or loss	—	171	171	—	516	516
Total	692	370	1,062	670	725	1,395
Summarised financial information for the Group’s equity accounted associates and joint ventures is set out below. The amounts shown are the Group’s share of the net income of the investees for the year ended 31 December 2024, with the exception of certain undertakings for which the amounts are based on accounts made up to dates not earlier than three months before the balance sheet date.

	Associates			Joint ventures
	2024	2023	2022	2024	2023	2022
	£m	£m	£m	£m	£m	£m
Profit/(loss) from continuing operations	30	(10)	(21)	8	1	26
Other comprehensive income/(loss)	—	—	—	(1)	(3)	1
Total comprehensive income/(loss) from continuing operations	30	(10)	(21)	7	(2)	27
Unrecognised shares of the losses of individually immaterial associates and joint ventures were £nil (2023: £nil).
The Group has provided guarantees amounted to £nil (2023: £nil) to its joint ventures and associates. The Barclays drawn commitments to finance or otherwise provide resources to its joint ventures and associates are £474m (2023: £474m) The Barclays share of the associates and joint ventures unutilised credit facilities commitments amounted to £1,389m (2023: £1,695m).